Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2021	2020
Cost:
Land	$7,628	$7,628
Buildings	190,617	187,570
Leasehold improvements	3,552	3,383
Machinery and equipment	219,210	212,480
Computer software and equipment	46,087	39,156
Motor vehicles	80	80
Furniture, fixtures and office equipment	15,542	15,047
	482,716	465,344
Accumulated depreciation and impairment charges:
Buildings	$85,139	$78,150
Leasehold improvements	2,084	1,847
Machinery and equipment	153,628	144,437
Computer software and equipment	25,445	20,857
Motor vehicles	80	80
Furniture, fixtures and office equipment	10,832	10,012
	277,208	255,383
Depreciated cost	$205,508	$209,961